[Letterhead of Nyemaster, Goode, McLaughlin,
                   Voigts, West, Hansell & O'Brien, P.C. ]


                                                              (515) 283-3126
                                                              Writer's FAX No.
                                                              (515) 283-8022



                          May 12, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     RE:  Post-Effective Amendment No. 6
          to Registration Statement on Form N-4
          for Equitable Life Insurance Company of Iowa
          Separate Account A
          File Nos. 33-79170 and 811-8524

Ladies and Gentlemen:

This letter filed pursuant to Rule 497(j) of the Securities Act of 1933 certifies the following:

     (1) the form of the prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment; and

     (2) the text of the most recent registration statement or amendment has been filed electronically.

If you have any question, comments or need more information, please do not hesitate to contact the undersigned at (515) 283-3126.

                              Respectfully,

                              /S/ G. THOMAS SULLIVAN
                              ________________________
                                  G. Thomas Sullivan

GTS\mrs